Disclosures about fair value of financial instruments (Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis) (Details) - Recurring - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash equivalents	$ 118,948	$ 93,541
Short-term Investments	0	19,588
Derivatives	55,462	35,378
Total Assets	174,410	148,507
Liabilities
Derivatives	14,203	23,545
Share-based compensation	0	1,483
Total Liabilities	14,203	25,028
Quoted Prices in Active Markets For Identical Assets (Level 1)
Assets
Cash equivalents	118,948	93,541
Short-term Investments	0
Derivatives	0
Total Assets	118,948	93,541
Liabilities
Derivatives	0	0
Share-based compensation	0	0
Total Liabilities	0	0
Significant Other Observable Inputs (Level 2)
Assets
Cash equivalents	0
Short-term Investments	0	19,588
Derivatives	55,462	35,378
Total Assets	55,462	54,966
Liabilities
Derivatives	14,203	23,545
Share-based compensation	0	1,483
Total Liabilities	14,203	25,028
Significant Unobservable Inputs (Level 3)
Assets
Cash equivalents	0	0
Short-term Investments	0	0
Derivatives	0	0
Total Assets	0	0
Liabilities
Derivatives	0	0
Share-based compensation	0	0
Total Liabilities	$ 0	$ 0